United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00179

                         Central Securities Corporation
               (Exact name of registrant as specified in charter)

                           630 Fifth Avenue, Suite 820
                              New York, N.Y. 10111
                    (Address of principal executive offices)

Registrant's telephone number including area code: 212-698-2020

Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

                         CENTRAL SECURITIES CORPORATION
                            Statement of Investments
                               September 30, 2005
                                   (Unaudited)

                           PORTFOLIO SECURITIES 84.4%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

Prin. Amt.
or Shares                                                         Value
----------                                                        -----
            Banking and Finance 6.8%
  500,000     The Bank of New York Company, Inc.............. $ 14,705,000
  310,000     Capital One Financial Corporation..............   24,651,200
                                                              ------------
                                                                39,356,200
                                                              ------------
            Business Services 0.6%
  500,000     Arbinet-thexchange Inc. (a)....................    3,600,000
                                                              ------------
            Chemicals 3.1%
  100,000     The Dow Chemical Company.......................    4,167,000
1,200,000     PolyOne Corporation(a).........................    7,272,000
  150,000     Rohm and Haas Company..........................    6,169,500
                                                              ------------
                                                                17,608,500
                                                              ------------
            Communications 0.6%
  800,000     Cincinnati Bell Inc.(a)........................    3,528,000
                                                              ------------
            Electronics 15.3%
  600,000     Agilent Technologies Inc. (a).................. . 19,650,000
  430,000     Analog Devices, Inc............................   15,970,200
  200,000     Cyprus Semiconductor Corp......................    3,010,000
1,000,000     Flextronics International Ltd.(a)..............   12,850,000
  980,000     Intel Corporation..............................   24,157,000
  200,000     Motorola, Inc..................................    4,406,000
2,000,000     Solectron Corporation(a).......................    7,820,000
   20,000     Virage Logic Corp.(a)..........................      155,775
                                                              ------------
                                                                88,018,975
                                                              ------------
            Energy 15.1%
  234,328     Chevron Corporation............................   15,168,051
  139,351     Kerr-McGee Corporation.........................   13,532,376
  320,000     McMoRan Exploration Co.(a).....................    6,220,800
  600,000     Murphy Oil Corporation.........................   29,922,000
  140,000     Nexen Inc......................................    6,672,400
1,925,000     TransMontaigne Inc.(a).........................   15,380,750
                                                              ------------
                                                                86,896,377
                                                              ------------
            Health Care 3.4%
  100,000     Abbott Laboratories.............................   4,240,000
  100,000     Merck & Co. Inc. ...............................   2,721,000
  100,000     Pfizer Inc......................................   2,497,000
  450,000     Schering-Plough Corporation.....................   9,472,500
  140,000     Vical Inc.(a)...................................     688,800
                                                              ------------
                                                                19,619,300
                                                              ------------

Prin. Amt.
or Shares                                                                Value
----------                                                               -----

             Information Technology Services 10.7%
   400,000     Accenture Ltd.(a)...................................   10,184,000
   378,600     Ceridian Corporation(a).............................    7,855,950
 1,550,000     Convergys Corporation(a)............................   22,273,500
 1,025,400     The TriZetto Group, Inc.(a).........................   14,478,648
 1,000,000     Unisys Corporation(a)...............................    6,640,000
                                                                    ------------
                                                                      61,432,098
                                                                    ------------
             Insurance 18.9%
    10,000     Erie Indemnity Co. Class A..........................      527,500
    70,000     The Plymouth Rock Company, Inc.
                   Class A(b)(c)(d)................................  108,500,000
                                                                    ------------
                                                                     109,027,500
                                                                    ------------
             Manufacturing 9.3%
   870,000     Brady Corporation Class A...........................   26,917,800
   260,000     Dover Corporation...................................   10,605,400
   410,000     Roper Industries, Inc...............................   16,108,900
                                                                    ------------
                                                                      53,632,100
                                                                    ------------
             Retail Trade 0.1%
    28,751     AeroGroup International, Inc.(a)(c)(d)...............     542,531
                                                                    ------------
             Transportation 0.5%
   531,557     Transport Corporation of America, Inc.
                Class B(a)(b)(c)...................................    3,202,099
                                                                    ------------
             Miscellaneous 0.0%
               Grumman Hill Investments, L.P.(a)(c)................            0
                                                                    ------------
                      Total Portfolio Securities
                          (cost $289,473,828)......................  486,463,680

             SHORT-TERM INVESTMENTS 15.4%
             Commercial Paper 9.7%
$6,571,000   American Express Credit Corp. 3.4912%  due 11/2/05....    6,550,732
20,281,000   Citigroup Funding 3.4158%  - 3.6152%
               due 10/12/05 - 11/30/05.............................   20,214,200
29,209,000   General Electric Capital Corp. 3.3653% - 3.5848%
                due 10/5/05 - 11/23/05.............................   29,136,564
                                                                    ------------
                                                                      55,901,496

             U.S. Treasury Bills 5.7%
32,926,000   U.S. Treasury Bills 3.1472% - 3.6104%
                 due 10/20/05 - 2/23/06............................   32,684,914
                                                                    ------------
                     Total Short-Term Investments
                       (cost $88,586,410)..........................   88,586,410
                                                                    ------------

                     Total Investments (99.8%).....................  575,050,090
                     Cash, receivables and other assets
                       less liabilities (0.2%).....................      966,480
                                                                    ------------
                     Net Assets (100%)............................. $576,016,570
                                                                    ============

(a) Non-dividend paying.
(b) Affiliate as defined in the Investment Company Act of 1940.
(c) Valued at estimated fair value.
(d) Restricted security. See footnote 2.

               See accompanying notes to statement of investments.

                         CENTRAL SECURITIES CORPORATION
                        NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation - Securities are valued at the last sale price or, if unavailable, at the closing bid price. Corporate discount notes are valued at amortized cost, which approximates value. Securities for which no ready market exists are valued at estimated fair value by the Board of Directors.

As of September 30, 2005, the tax cost of investments was $289,473,828. Net unrealized appreciation was $285,576,264 consisting of gross unrealized appreciation and gross unrealized depreciation of $300,013,474 and $10,539,646, respectively.

2. Restricted Securities - The Corporation from time to time invests in securities the resale of which is restricted. On September 30, 2005, such investments had an aggregate value of $109,042,531, which was equal to 18.9% of the Corporation's net assets. Investments in restricted securities at September 30, 2005, including the acquisition dates and cost, were:

Company                               Shares           Security             Date Purchased        Cost
-------                               ------           --------             --------------        ----
AeroGroup International, Inc.         28,751       Common Stock                 6/21/05          $17,200
Grumman Hill Investments, L.P.                     L.P. Interest                9/11/85                0
The Plymouth Rock Company, Inc.       70,000       Class A Common Stock        12/15/82        1,500,000
                                                                                 6/9/84          699,986

The Corporation does not have the right to demand registration of the restricted securities.

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By: /s/ Wilmot H. Kidd
    ------------------
        President

Date: October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wilmot H. Kidd
    ------------------
        President

Date: October 27, 2005

By: /s/ Charles N. Edgerton
    --------------------------------
        Vice President and Treasurer

Date: October 27, 2005